Charles Schwab Investment Management, Inc.

425 Market Street, Suite 1700

San Francisco, CA 94105

April 30, 2026

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Schwab Strategic Trust (“Trust”) (File Nos. 333-160595 and 811-22311)

Schwab Municipal Bond ETF	Schwab Intermediate-Term U.S. Treasury ETF
Schwab 1-5 Year Corporate Bond ETF	Schwab Long-Term U.S. Treasury ETF
Schwab 5-10 Year Corporate Bond ETF	Schwab Core Bond ETF
Schwab U.S. Aggregate Bond ETF	Schwab Government Money Market ETF
Schwab U.S. TIPS ETF	Schwab Ultra-Short Income ETF
Schwab Short-Term U.S. Treasury ETF
Post-Effective Amendment No. 185

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the prospectuses and statements of additional information, dated April 28, 2026, for the above-named funds that would have been filed pursuant to Rule 497(c) do not differ from the prospectuses and statements of additional information in the most recently electronically filed Post-Effective Amendment, as referenced above, for the above-named Trust.

Respectfully,

/s/ Alexandra Riedel

Alexandra Riedel

Corporate Counsel